INVENTORIES (Tables)	12 Months Ended
Mar. 31, 2025
Classes of current inventories [abstract]
Disclosure of inventory [Table Text Block]
	March 31,	March 31,
	2025	2024
	$	$
Raw materials	2,193,242	2,513,413
Finished goods	328,606	405,911
Allowance for impairment	(340,000)	(203,553)
Total inventories	2,181,848	2,715,771
Less: non-current portion	(1,294,339)	(1,293,789)
Total current portion of inventories	887,509	1,421,982